Restructuring Costs - Summary of Accrued Restructuring Obligation Associated with Fiscal 2014 Restructuring Activities (Detail) (Fiscal 2014 Restructuring [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Mar. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	$ 3,428
Restructuring costs paid	(2,421)
Currency translation adjustment	69
Accrued restructuring obligation at end of period	1,076
Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	3,076
Restructuring costs paid	(2,075)
Currency translation adjustment	75
Accrued restructuring obligation at end of period	1,076
Other Restructuring Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	352
Restructuring costs paid	(346)
Currency translation adjustment	(6)
Accrued restructuring obligation at end of period	$ 0